Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer
Disclosure of major customers [line items]
Number of customers | customer	2	2
Revenue	$ 103,877	$ 105,723
Individual customer
Disclosure of major customers [line items]
Revenue	44,855	37,932
Individual customer
Disclosure of major customers [line items]
Revenue	$ 15,965	$ 26,164